Key Management Personnel (Details) - Schedule of total compensation paid to key management personnel - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Total Compensation Paid To Key Management Personnel Abstract
Total short-term employment benefits	$ 695,325	$ 664,355
Total share-based payments	7,309,715	5,835,485
Total post-employment benefits	48,350	53,048
Total	$ 8,053,390	$ 6,552,888